Contingencies (Details Textual 2) In Millions, unless otherwise specified	1 Months Ended			3 Months Ended
	Apr. 25, 2013 USD ($)	Apr. 25, 2013 MXN	Sep. 30, 2012 MXN Claims	Mar. 31, 2013 USD ($)	Mar. 31, 2013 MXN
Contingencies (Textual) [Abstract]
Outstanding receivables			27.0	$ 2.2
Number of claims			3
Amount of total claims pending				0.3	3.7
Amount of total claims agreed to refund				0.3	3.7
Refund payment received	0.7	8.2
Interest on loss contingency refund received	0.3	3.3
Inflation on loss contingency refund received	$ 0.1	1.2